Structured Loan (Details) (Structured Loan)	0 Months Ended				1 Months Ended	12 Months Ended
	Jun. 29, 2009 USD ($)	Jun. 15, 2009	Apr. 07, 2009 USD ($)	Apr. 07, 2009 CNY	Jan. 31, 2009 USD ($)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2009 USD ($)
Debt
Term of loan facility					3 years
Maximum borrowing capacity					$ 80,000,000
Interest rate (as a percent)					12.00%
Number of ordinary shares that can be acquired					1
Maximum number of warrants to be granted (in shares)		6,600,000
Equity interest in Yingli Green Energy (as a percent)					43.00%
Amount of loan facility drew down			50,000,000	341,795,000
Number of warrants granted (in shares)			4,125,000	4,125,000
Initial strike price (in dollars per share)			$ 5.64						$ 5.06
Penalty on early repayment of debt	$ 1,000,000
Number of warrants exercised (in shares)						2,475,000	1,650,000
Issuance of ordinary shares upon exercise of warrants						1,444,060	1,010,211
Number of warrants outstanding (in shares)						0		0